Note 8 - Disclosure of Financial Instruments and Risk Management - Total Interest Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total interest expense for financial assets at amortized cost	€ 0	€ 287	€ 156
Total interest expense for financial liabilities at amortized cost	€ 6,828	€ 1,096	€ 319